Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rent lease expense	$ 458,497	$ 309,086
IPO [Member]
Common stock issued for services	40,000
Consulting Agreement [Member] | Pro Player Health Alliance, LLC [Member]
Total expense	$ 0	$ 151,000